Property, Plant And Equipment (Components Of Property, Plant And Equipment) (Details)	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] USD ($)	Mar. 31, 2010 Rio Tinto Plc [Member] CAD	Aug. 31, 2008 Rio Tinto Plc [Member] USD ($)	Dec. 31, 2011 Oyu Tolgoi, Mongolia [Member] USD ($)	Dec. 31, 2010 Oyu Tolgoi, Mongolia [Member] USD ($)	Dec. 31, 2010 Ovoot Tolgoi, Mongolia [Member]	Dec. 31, 2011 Mining Plant And Equipment [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Mining Plant And Equipment [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] USD ($)	Dec. 31, 2010 Other Mineral Property Interests [Member] USD ($)	Dec. 31, 2011 Other Mineral Property Interests [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Mineral Property Interests [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Mineral Property Interests [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] Australia [Member] USD ($)		Dec. 31, 2010 Other Mineral Property Interests [Member] Australia [Member] USD ($)		Dec. 31, 2011 Other Mineral Property Interests [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2010 Other Mineral Property Interests [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2011 Other Capital Assets [Member] USD ($)	Dec. 31, 2010 Other Capital Assets [Member] USD ($)	Dec. 31, 2011 Other Capital Assets [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Capital Assets [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Capital Assets [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Other Capital Assets [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Other Capital Assets [Member] Australia [Member] USD ($)		Dec. 31, 2010 Other Capital Assets [Member] Australia [Member] USD ($)		Dec. 31, 2011 Other Capital Assets [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2010 Other Capital Assets [Member] Other Exploration Projects [Member] USD ($)	Dec. 31, 2011 Capital Works In Progress [Member] USD ($)	Dec. 31, 2010 Capital Works In Progress [Member] USD ($)	Dec. 31, 2011 Capital Works In Progress [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Capital Works In Progress [Member] Oyu Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Capital Works In Progress [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2010 Capital Works In Progress [Member] Ovoot Tolgoi, Mongolia [Member] USD ($)		Dec. 31, 2011 Capital Works In Progress [Member] Australia [Member] USD ($)		Dec. 31, 2010 Capital Works In Progress [Member] Australia [Member] USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 1,386,449,000	$ 4,451,116,000							$ 27,553,000	[1]	$ 10,647,000	[1]	$ 125,449,000	$ 101,673,000	$ 57,021,000	[2]	$ 48,120,000	[2]	$ 40,572,000	[1]	$ 26,831,000	[1]	$ 26,604,000	[3]	$ 25,470,000	[3]	$ 1,252,000	$ 1,252,000	$ 436,679,000	$ 302,580,000	$ 41,252,000	[2]	$ 24,203,000	[2]	$ 347,135,000	[1]	$ 228,241,000	[1]	$ 43,730,000	[3]	$ 46,785,000	[3]	$ 4,562,000	$ 3,351,000	$ 3,861,435,000	$ 971,549,000	$ 3,753,857,000	[2],[4]	$ 953,581,000	[2],[4]	$ 82,760,000	[1]	$ 16,364,000	[1]	$ 24,818,000	[3]	$ 1,604,000	[3]
Accumulated Depletion and Depreciation, Including Write-downs	(53,801,000)	(87,615,000)							(2,666,000)	[1]	(1,428,000)	[1]	(9,772,000)	(8,452,000)	(6,489,000)	[2]	(6,316,000)	[2]	(1,913,000)	[1]	(766,000)	[1]	(126,000)	[3]	(126,000)	[3]	(1,244,000)	(1,244,000)	(75,177,000)	(43,921,000)	(20,441,000)	[2]	(14,471,000)	[2]	(46,927,000)	[1]	(24,154,000)	[1]	(3,958,000)	[3]	(2,723,000)	[3]	(3,851,000)	(2,573,000)
Net Book Value	1,332,648,000	4,363,501,000							24,887,000	[1]	9,219,000	[1]	115,677,000	93,221,000	50,532,000	[2]	41,804,000	[2]	38,659,000	[1]	26,065,000	[1]	26,478,000	[3]	25,344,000	[3]	8,000	8,000	361,502,000	258,659,000	20,811,000	[2]	9,732,000	[2]	300,208,000	[1]	204,087,000	[1]	39,772,000	[3]	44,062,000	[3]	711,000	778,000	3,861,435,000	971,549,000	3,753,857,000	[2],[4]	953,581,000	[2],[4]	82,760,000	[1]	16,364,000	[1]	24,818,000	[3]	1,604,000	[3]
SouthGobi's ownership percentage in the Ovoot Tolgoi coal project								100.00%
Ownership percentage						66.00%
Addition to property plant and equipment including development cost						2,817,300,000	911,000,000
Common stock issued during the period			15,000,000	15,000,000
Common stock issued during the period, value	240,749,000		241,100,000	244,700,000
Payment to acquire mining and milling equipment	195,357,000 [5]
Proceeds from sale of equipment					$ 121,500,000

[1]	(b) SouthGobi holds a 100% interest in the Ovoot Tolgoi coal project located in Mongolia. In 2008, SouthGobi began open pit operations at Ovoot Tolgoi.
[2]	(a) Ivanhoe Mines has a 66% interest in the Oyu Tolgoi copper-gold project located in Mongolia. On April 1, 2010, Ivanhoe Mines commenced capitalizing Oyu Tolgoi Project development costs. As of this date, reserve estimates for the Oyu Tolgoi Project had been announced and the procedural and administrative conditions contained in the Investment Agreement were satisfied. During the year ended December 31, 2011, additions to property, plant and equipment for the Oyu Tolgoi Project totalled $2,817.3 million (December 31, 2010—$911.0 million), which included development costs. A significant portion of exploration expenses incurred prior to April 1, 2010 relate directly to the development of Oyu Tolgoi. Included in exploration expenses were shaft sinking, engineering, and development costs that have been expensed and not capitalized (Note 3). Certain costs incurred prior to April 1, 2010 to construct surface assets at Oyu Tolgoi have been capitalized. Ivanhoe Mines determined that these costs met the definition of an asset and that they were recoverable through salvage value or transfer of the assets to other locations. These costs were tested for impairment using estimated future cash flows based on reserves and resources beyond proven and probable reserves, in accordance with accounting policy Note 2 (j) for property, plant and equipment.
[3]	(c) Ivanhoe Australia is developing its copper-gold discoveries and also is progressing its other projects in the Cloncurry region of Queensland, Australia. On September 30, 2010, Ivanhoe Mines completed its acquisition of the Osborne Copper and Gold complex ("Osborne") located in Australia. The assets acquired include a concentrator, infrastructure and tenements.
[4]	(d) In March 2010, Ivanhoe Mines and Rio Tinto completed an agreement whereby the Company issued 15 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million). Ivanhoe Mines used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project (Note 22 (b)). Much of the equipment originally was ordered by Ivanhoe Mines from various manufacturers while it was waiting for an Investment Agreement with the Government of Mongolia. Ivanhoe Mines sold the equipment for $121.5 million to Rio Tinto in August 2008 under an agreement between the companies. Additional equipment also was acquired by Rio Tinto directly from suppliers.
[5]	In March 2010, the Company and Rio Tinto completed an agreement whereby the Company issued 15.0 million common shares to Rio Tinto for net proceeds of $241.1 million (Cdn$244.7 million) (Note 19 (b)). The Company used $195.4 million of the proceeds to purchase from Rio Tinto key mining and milling equipment to be installed during the construction of the Oyu Tolgoi Project.